Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 4,992,834.4	$ 75,363.5	₨ 3,943,449.1
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,458,565.7	52,204.7	2,720,988.5
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		589,010.3	8,890.7	486,251.7
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		626,152.2	9,451.4	449,381.7
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		791,857.3	11,952.6	660,456.7
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		369,992.4	5,584.8	305,995.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		318,692.0	4,810.4	241,368.8
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		762,861.5	11,514.8	577,534.2
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,534,268.7	23,158.8	1,222,460.6
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		26,768.0	404.0	21,959.6
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,383.3		2,448.7
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,228.6		2,361.1
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,281.2		5,262.5
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,146.2		5,389.7
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		62.2		68.7
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,842.8		5,184.2
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,823.7		1,244.7
Impaired / 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		52,982.7	799.7	39,324.8
Impaired / 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,494.5		2,718.7
Impaired / 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,441.6		2,648.4
Impaired / 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,486.0		10,012.5
Impaired / 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,150.7		5,559.4
Impaired / 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,068.6		242.7
Impaired / 91 days or more past due | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,781.6		4,653.5
Impaired / 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,559.7		13,489.6
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	4,913,083.7	$ 74,159.8	3,882,164.7
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	581,132.5		481,084.3
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	617,482.0		444,372.2
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	768,090.1		645,181.7
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	359,695.5		295,046.3
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	317,561.2		241,057.4
Total current | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	752,237.1		567,696.5
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	₨ 1,516,885.3		₨ 1,207,726.3

[1]	Includes crop related agricultural loans with days past due less than 366 as they are not accessed as impaired
[2]	Loans up to 30 days past due are considered current.